Principal Accounting Policies - Summary of Revenue Segregated by Geographic Region (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	¥ 1,422,623	$ 204,347	¥ 2,705,291	¥ 1,308,083
PRC
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	1,063,630		2,057,632	1,197,378
Japan
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	236,206
United States of America
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	46,045		284,965	46,355
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	22,738		25,548
Hong Kong
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	11,216		91,028	12,264
Other Foreign Countries
Revenues From External Customers And Long Lived Assets [Line Items]
Total net revenues	¥ 42,788		¥ 246,118	¥ 52,086